Geographic and Other Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Geographic and Other Information
17.	Geographic and Other Information
The following is a summary of the Group’s revenue by region based on the location of customers for the years ended December 31, 2017, 2018 and 2019.

(a)	Revenue by geography

(In millions of won)
	2017		2018	2019
Domestic	~~W~~	1,996,183	1,589,452	1,264,639
Foreign
China		18,090,974	15,242,533	15,432,503
Asia (excluding China)		2,383,390	2,481,112	2,404,739
United States		2,724,714	2,462,918	1,940,321
Europe (excluding Poland)		1,433,126	1,496,138	1,475,942
Poland		1,161,829	1,064,418	957,423

		25,794,033	22,747,119	22,210,928

	~~W~~	27,790,216	24,336,571	23,475,567

Sales to Company A and Company B amount to

~~W~~

8,494,720 million and

~~W~~

4,501,790 million, respectively, for the year ended December 31, 2019 (2017:

~~W~~

9,027,165 million and

~~W~~

6,511,961 million, 2018:

~~W~~

7,262,255 million and

~~W~~

5,171,354 million). The Group’s top ten
end-brand
customers together accounted for 80% of sales for the year ended December 31, 2019 (2017: 81%, 2018: 77%).

(b)	Non-current assets by geography

(In millions of won)
	December 31, 2018			December 31, 2019
	Property, plant and equipment		Intangible assets	Property, plant and equipment	Intangible assets
Domestic	~~W~~	14,984,688	816,808	12,764,240	708,047
Foreign
China		5,049,216	12,332	7,391,279	34,337
Others		1,566,226	158,502	1,932,126	131,064

	~~W~~	6,615,442	170,834	9,323,405	165,401

	~~W~~	21,600,130	987,642	22,087,645	873,448

(c)	Revenue by product and services

(In millions of won)
	2017		2018	2019
Televisions	~~W~~	11,717,982	9,727,260	7,998,137
Desktop monitors		4,393,482	4,040,025	4,028,007
Tablet products		2,369,634	1,990,766	2,251,049
Notebook computers		2,244,088	2,836,888	2,783,718
Mobile and others		7,065,030	5,741,632	6,414,656

	~~W~~	27,790,216	24,336,571	23,475,567